RELATED PARTY BALANCE AND TRANSACTIONS - Schedule of Related Party Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Directors and management fees	$ 169	$ 156	$ 170
Amortization of shareholder' convertible loans discount and BCF			103
Interest on shareholders' convertible note and loans			$ 164